THE SANSOM
                                     STREET
                                     FAMILY


                             MONEY MARKET PORTFOLIO




                               Semi-Annual Report
                                February 28, 1997

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.

                     SEMI-ANNUAL INVESTMENT ADVISER'S REPORT





     Economic activity continued its sawtooth pattern in the second half of 1996 by dipping sharply in the third quarter but recovering strongly in the last three months. Fourth quarter GDP was initially reported at 4.7%, led by gains in industrial production, capacity utilization and housing. The pace of new job creation also continued strong and market sentiment began to focus on the possibility that wage pressures might raise inflation. For the year, both the consumer and producer price indices showed gains of about 3%, however, the core rates, excluding the more volatile food and energy components were less troubling. The Federal Reserve maintained a close watch over the markets and was often thought to be on the verge of tightening monetary policy. This increased the volatility of short-term rates during the period, but no change in monetary policy was effected. The Fed's strongest impact on the markets was in early December when the chairman spoke of the "irrational exuberance" that existed and warned investors of sudden changes in fortune. The markets weakened for a short while, but by the middle of February, the Dow Jones Industrial Average, for example, had another added 600 points to its upward climb.

     Short-term taxable interest rates continued to trade off of the 5.25% federal funds rate, but near-term fluctuations were volatile and the yield curve took on varying degrees of positive slope depending on the perceived timing of a Fed tightening. As also usually happens, year-end pressures pushed yields on one and two-month obligations to temporary highs, as issuers tried to induce investors to put money into early 1997. This increase in rates provided opportunity for the funds to enhance portfolio yields by extending that portion of their cash that was not needed to provide year-end liquidity. The effect of these actions late in the year was a gradual lengthening in the funds' average weighted maturities to a 40-day target for the government portfolio and a 55-day target for the money market portfolio.

     Yields in the tax-exempt market were a function of supply and demand during the year. With Fed policy on hold, most municipal funds were defensive, preferring shorter maturities in anticipation of higher rates in the future. Short-term tax-free yields did rise in the third quarter as new issuance from states and local governments caused inventory to swell. After-tax yields rose to attractive levels and tax-free funds tended to extend their maturities by buying beyond the first two months of the year when short-term yields are typically low. New York City was a large participant in the second half of 1996, issuing $800 million in tax anticipation notes in August and $1.6 billion revenue anticipation notes in October. Overall, tax-exempt money market funds experienced record growth during the last year, closing February at about $147 billion, as reported in IBC'S MONEY FUND REPORT, versus $135 billion a year ago.

     Looking ahead, the course of monetary policy will be closely watched and hotly debated. Chairman Greenspan has already warned the markets about a "preemptive strike" on interest rates to prevent a rekindling of inflation. The economy appears to be expanding at a 2.5-3.0% pace and inflation continues to hover around 3.0%. In this environment, short-term rates could well remain at current levels for some time, however, there is a clear bias, on the part of the Fed, to tighten monetary policy.

                PNC Institutional Management Corporation
                (Please dial toll-free 800-430-9618 for questions regarding your account or contact your broker.)

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                FEBRUARY 28, 1997
                                   (UNAUDITED)


                                    PAR
                                   (000)       VALUE
                                 --------  --------------
AGENCY OBLIGATIONS--3.9%
Federal Home Loan Bank Discount
   Notes
   5.300% 03/03/97 ............. $ 75,000  $   74,977,917
                                           --------------
Student Loan Marketing Association(DAGGER)
   5.330% 03/04/97 .............   10,000      10,000,000
   5.340% 03/04/97 .............   10,000      10,000,000
                                           --------------
                                               20,000,000
                                           --------------
     TOTAL AGENCY OBLIGATIONS
       (Cost $94,977,917) ......               94,977,917
                                           --------------
CERTIFICATES OF DEPOSIT--34.2%
BANK NOTES--12.2%
Bankers Trust Co.
   5.530% 08/01/97 .............   50,000      50,002,068
Chase Manhattan Bank-Delaware
   5.550% 07/15/97 .............   50,000      50,000,000
   5.530% 07/28/97 .............   50,000      50,000,000
First National Bank of Boston
   5.500% 03/17/97 .............   25,000      25,000,000
   5.600% 04/01/97 .............   25,000      25,000,000
   5.460% 08/06/97 .............   50,000      50,000,000
Mellon Bank N.A.
   6.030% 09/23/97 .............   25,000      25,017,286
Wilmington Trust Co.
   5.400% 03/24/97 .............   25,000      25,000,000
                                           --------------
                                              300,019,354
                                           --------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--22.0%
Bank of Tokyo-Mitsubishi
   5.580% 04/30/97 .............   50,000      50,000,000
   5.540% 06/11/97 .............   20,000      20,001,804
Banque Nationale de Paris
   5.370% 05/14/97 .............   50,000      50,003,657
Industrial Bank of Japan
   5.500% 04/16/97 .............   50,000      50,000,000
Royal Bank of Canada
   5.320% 03/03/97(DAGGER) .....   25,000      24,980,486
   5.510% 04/30/97 .............   74,000      74,008,032
Sanwa Bank Ltd Japan
   5.450% 03/06/97 .............   50,000      50,000,138

                                    PAR
                                   (000)       VALUE
                                 --------  --------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--(CONTINUED)
Societe Generale
   5.600% 04/07/97 ............. $ 25,000  $   25,000,000
   5.780% 08/20/97 .............   21,000      21,006,543
   5.600% 09/19/97 .............   50,000      50,000,000
   5.770% 01/09/98 .............   25,000      24,991,763
Sumitomo Bank
   5.500% 04/14/97 .............   25,000      25,000,000
Svenska Handelsbanken Inc.
   5.350% 05/27/97 .............   25,000      25,000,000
   5.360% 05/27/97 .............   25,000      24,999,404
Swedbank
   5.630% 03/25/97 .............   25,000      25,000,162
                                           --------------
                                              539,991,989
                                           --------------
     TOTAL CERTIFICATES OF DEPOSIT
       (Cost $840,011,343) .....              840,011,343
                                           --------------

COMMERCIAL PAPER--38.5%
ASSET BACKED SECURITIES--9.6%
Asset Securitization Co-Op Corp.
   5.310% 03/11/97 .............   50,000      49,926,250
   5.305% 03/12/97 .............   50,000      49,918,951
Corporate Receivables Corp.
   5.300% 04/07/97 .............   25,000      24,863,819
Cxc, Inc.
   5.350% 03/20/97 .............   40,000      39,887,056
Sigma Finance, Inc.
   5.410% 03/03/97 .............   50,870      50,854,711
   5.370% 04/04/97 .............   20,000      19,898,567
                                           --------------
                                              235,349,354
                                           --------------
BANKS--3.6%
ABN-AMRO N.A. Finance Inc.
   5.275% 06/09/97 .............   25,000      24,633,681
Morgan (J.P.) & Co.
   5.360% 07/17/97 .............   25,000      24,486,333
Swedbank Inc.
   5.400% 07/07/97 .............   40,000      39,232,000
                                           --------------
                                               88,352,014
                                           --------------
FINANCE LESSORS--2.0%
General Electric Capital Corp.
   5.340% 04/28/97 .............   50,000      49,569,833
                                           --------------


                 See Accompanying Notes to Financial Statements.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 28,1997
                                   (UNAUDITED)

                                    PAR
                                   (000)       VALUE
                                 --------   -------------
FINANCE SERVICES--6.3%
Countrywide Funding Corp.
   5.350% 03/20/97 ............. $ 50,000   $  49,858,819
Dakota Certificates Program
   5.300% 05/12/97 .............   30,000      29,682,000
   5.330% 05/15/97 .............   26,500      26,205,740
   5.300% 05/20/97 .............   50,000      49,411,111
                                            -------------
                                              155,157,670
                                            -------------
GLASS, GLASSWARE, PRESSED OR BLOWN--2.0%
Newell Co.
   5.330% 03/06/97 .............   50,000      49,962,986
                                            -------------
HOUSEHOLD AUDIO & VIDEO EQUIPMENT--1.1%
Toshiba International Finance (UK)
   PLC
   5.360% 03/24/97 .............   26,700      26,608,567
                                            -------------
PERSONAL CREDIT INSTITUTIONS--3.0%
General Motors Acceptance Corp.
   5.500% 03/03/97 .............   35,000      34,989,306
   5.390% 06/30/97 .............   40,000      39,275,344
                                            -------------
                                               74,264,650
                                            -------------
SECURITY BROKERS & DEALERS--7.1%
Lehman Brothers Holdings Inc.
   5.420% 03/17/97 .............   50,000      49,879,556
Merrill Lynch & Co.
   5.300% 08/14/97 .............   50,000      48,778,056
Morgan Stanley Group, Inc.
   5.450% 03/24/97 .............   25,000      24,912,951
Nomura Holding America, Inc.
   5.350% 03/10/97 .............   25,000      24,966,562
   5.370% 05/14/97 .............   25,000      24,724,042
                                            -------------
                                              173,261,167
                                            -------------
SERVICES - AUTO RENT & LEASE--2.0%
PHH Corp.
   5.280% 04/21/97 .............   50,000      49,626,000
                                            -------------

                                    PAR
                                   (000)       VALUE
                                 --------   -------------
TELEPHONE COMMUNICATIONS--1.8%
MCI Communications Corp.
   5.320% 04/30/97 ............. $ 20,000   $  19,822,667
   5.470% 04/30/97 .............   25,000      24,772,083
                                            -------------
                                               44,594,750
                                            -------------
     TOTAL COMMERCIAL PAPER
       (Cost $946,746,991) .....              946,746,991
                                            -------------
CORPORATE OBLIGATIONS--8.3%
FINANCE LESSORS--1.4%
IBM Credit Corp.
   5.740% 08/14/97 .............   15,000      15,012,217
   5.700% 10/27/97 .............   20,000      19,996,338
                                            -------------
                                               35,008,555
                                            -------------
PERSONAL CREDIT INSTITUTIONS--1.2%
General Motors Acceptance Corp.
   7.900% 03/12/97 .............   14,750      14,761,470
   5.625% 10/30/97 .............   15,000      14,994,092
                                            -------------
                                               29,755,562
                                            -------------
SECURITY BROKERS & DEALERS--5.7%
Bear Stearns Companies, Inc.
   5.290% 03/11/97 .............   20,000      20,000,000
   5.405% 03/24/97(DAGGER) .....   50,000      50,000,000
   5.860% 01/20/98 .............   20,000      20,000,000
Lehman Brothers Holdings, Inc.(DAGGER)
   5.600% 03/06/97 .............   50,000      50,000,000
                                            -------------
                                              140,000,000
                                            -------------
     TOTAL CORPORATE
       OBLIGATIONS
       (Cost $204,764,117) .....              204,764,117
                                            -------------
MUNICIPAL BONDS--5.3%
CALIFORNIA--0.5%
Adventist Health Systems West
   Series 1988(DAGGER)
   5.500% 03/05/97 .............   12,425      12,425,000
                                            -------------
FLORIDA--0.1%
Coral Springs, Florida Industrial
   Development Revenue(DOUBLE DAGGER)
   5.400% 03/05/97 .............    2,900       2,900,000
                                            -------------


                 See Accompanying Notes to Financial Statements.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 28, 1997
                                   (UNAUDITED)

                                    PAR
                                   (000)       VALUE
                                 --------   -------------
GEORGIA--0.4%
De Kalb County Georgia Development
   Authority Series 1995 B (Emory
   University Project)(DOUBLE DAGGER)
   5.400% 02/28/97 .............  $ 9,840   $   9,840,000
                                            -------------
ILLINOIS--0.7%
Barton Healthcare Taxable Revenue
   Bonds Series 1995(DAGGER)
   5.450% 03/05/97 .............   12,155      12,155,000
Baylis Group Partnership Weekly
   Demand Taxable Bond Series 1992(DOUBLE DAGGER)
   5.600% 03/05/97 .............      600         600,000
Illinois Health Facilities Authority
   Convertible/ VRDN RB
   (The Streeterville Corp. Project)
   Series 1993-B(DOUBLE DAGGER)
   5.450% 03/05/97 .............    4,400       4,400,000
                                            -------------
                                               17,155,000
                                            -------------
INDIANA--0.3%
Bremen, Inc. Taxable Adjustable Rate
   Note Series 1996 B (Cleveland)
   5.540% 03/05/97 .............    6,000       6,000,000
                                            -------------
KENTUCKY--0.2%
Boone County Taxable IDR Refunding
   Bonds (Square D Company Project)
   Series 1994-B VRDN(DAGGER)
   5.450% 03/05/97 .............    4,200       4,200,000
                                            -------------
MINNESOTA--0.2%
Fairview Hospital And Healthcare
   Services Taxable ADJ Convertible
   Extendable Securities Series 1994
   (MBIA-INS.) VRDN(DAGGER)
   5.500% 03/06/97 .............    4,900       4,900,000
                                            -------------
MISSISSIPPI--1.3%
Hinds County, Mississippi
   IDRB VRDN(DAGGER)
   5.400% 03/05/97 .............    3,315       3,315,000

                                    PAR
                                   (000)       VALUE
                                 --------   -------------
MISSISSIPPI--(CONTINUED)
Mississippi Business Finance Corp.
   IDR (Dana Lighting Project)
   Series 1995, Orlando
   5.400% 03/07/97 .............  $ 6,700    $  6,700,000
Mississippi Business Finance Corp.
   Taxable IDR Series 1994 (Bryan
   Foods, Inc. Project) VRDN(DAGGER)
   5.450% 03/05/97 .............   14,000      14,000,000
Mississippi Business Finance Corp.
   Taxable IDR Series 1995
   5.400% 03/07/97 .............    7,800       7,800,000
                                            -------------
                                               31,815,000
                                            -------------
NEW YORK--0.5%
Health Insurance Plan of Greater NY
   adj/Convertible Extendable
   Securities Series 1990 VRDN(DAGGER)
   5.400% 03/05/97 .............    5,500       5,500,000
Health Insurance Plan of Greater NY
   adj/Convertible Extendable
   Securities VRDN(DAGGER)
   5.400% 03/05/97 .............    6,800       6,800,000
                                            -------------
                                               12,300,000
                                            -------------
NORTH CAROLINA--0.5%
City of Asheville North Carolina
   Tax Corp.
   5.350% 03/05/97 .............   12,700      12,700,000
Community Health Systems, Inc.
   Taxable First Union National Bank
   of North Carolina Series 1991-A(DAGGER)
   5.650% 03/05/97 .............      400         400,000
                                            -------------
                                               13,100,000
                                            -------------
TEXAS--0.6%
South Central Texas Industrial
   Development Corp. Taxable IDR
   (Rohr Industries Project)
   Series 1990 VRDN(DAGGER)
   5.450% 03/05/97 .............   14,800      14,800,000
                                            -------------
     TOTAL MUNICIPAL BONDS
       (Cost $129,435,000) .....              129,435,000
                                            -------------


                 See Accompanying Notes to Financial Statements.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                FEBRUARY 28, 1997
                                   (UNAUDITED)

                                    PAR
                                   (000)       VALUE
                                 --------  --------------
TIME DEPOSITS--5.4%
Bank of Tokyo-Mitsubishi
   5.313% 03/07/97 ............. $ 50,000  $   50,000,000
First Union National Bank of NC
   5.438% 03/03/97 .............   81,900      81,900,000
                                           --------------
     TOTAL TIME DEPOSITS
       (Cost $131,900,000) .....              131,900,000
                                           --------------
REPURCHASE AGREEMENTS--4.1%
J. P. Morgan Securities
   (Agreement dated 02/28/97 to
   be repurchased at 100,044,583,
   collateralized by $78,387,000
   U.S. Treasury Bond 10.375% due
   11/15/12. Market value of
   collateral is $102,001,084.)
   5.350% 03/03/97 .............  100,000     100,000,000
                                           --------------
     TOTAL REPURCHASE
       AGREEMENTS
       (Cost $100,000,000) .....              100,000,000
                                           --------------
TOTAL INVESTMENTS AT VALUE--99.7%
   (Cost $2,447,835,368*) ......            2,447,835,368
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.3% ........                7,752,170




                                               VALUE
                                          --------------

NET ASSETS (Applicable to
   1,250,395,889 Bedford shares,
   276,583 Cash Preservation shares,
   662,915,523 Janney Montgomery
   Scott shares, 542,045,165
   Sansom Street shares and 800
   other shares) -- 100.0% .....           $2,455,587,538
                                           ==============
NET ASSET VALUE, offering and
   redemption price per share
   ($2,455,587,538 (DIVIDE)
   2,455,633,960) ..............                    $1.00
                                                    =====
* Also cost for Federal income tax purposes.
(DAGGER) Variable Rate Obligations -- The interest rate shown is the rate as of February 28, 1997 and the maturity date shown is the longer of the next interest rate readjustment date or the date the principal amount shown can be recovered through demand.
(DOUBLE  DAGGER)  Put  Bonds  --  Maturity  date  is the  put  date.

INVESTMENT ABBREVIATIONS
VRDN .............................................. Variable  Rate  Demand  Note
LOC ........................................................... Letter of Credit
IDR ............................................. Industrial Development Revenue


                 See Accompanying Notes to Financial Statements.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED
FEBRUARY 28, 1997 (UNAUDITED)

   INVESTMENT INCOME
   Interest ................................  $63,652,960
                                              -----------
EXPENSES
   Investment advisory fees ................    4,223,251
   Distribution fees .......................    5,122,193
   Service organization fees ...............      243,692
   Directors' fees .........................       25,579
   Custodian fees ..........................      187,903
   Transfer agent fees .....................    1,705,771
   Legal fees ..............................       52,110
   Audit fees ..............................       28,583
   Registration fees .......................      274,999
   Insurance expense .......................       23,132
   Printing fees ...........................      191,494
   Miscellaneous ...........................           --
                                              -----------
                                               12,078,707
   Less fees waived ........................   (1,835,454)
   Less expense reimbursement by advisor ...     (235,953)
                                              -----------
      Total expenses .......................   10,007,300
                                              -----------
Net investment income ......................   53,645,660
                                              -----------
Realized loss on investments ...............      (12,909)
                                              -----------
Net increase in net assets resulting
   from operations .........................  $53,632,751
                                              ===========

STATEMENT OF CHANGES IN NET ASSETS
                                   FOR THE           FOR THE
                              SIX MONTHS ENDED      YEAR ENDED
                              FEBRUARY 28, 1997   AUGUST 31, 1996
                              -----------------   ---------------
                                 (UNAUDITED)
Increase (decrease) in net assets:
Operations:
   Net investment income .....$   53,645,660      $  100,027,983
   Net loss on investments ...       (12,909)            (12,987)
                              --------------      --------------
   Net increase in net assets
     resulting from
     operations ..............    53,632,751         100,014,996
                              --------------      --------------

Dividends to shareholders from
net investment income:
   Bedford shares ($.0226 and
     $.0469, respectively,
     per share) ..............   (26,644,363)        (49,874,649)
   Cash Preservation shares
     ($.0229 and $.0471,
     respectively, per
     share) ..................        (4,493)            (10,092)
   Janney Montgomery Scott
     shares ($.0224 and
     $.0465, respectively,
     per share) ..............   (13,747,392)        (24,434,566)
   RBB shares ($.0218 and
     $.0465, respectively,
     per share) ..............        (1,286)             (2,630)
   Sansom Street shares ($.0250
     and $.0518, respectively,
     per share) ..............   (13,248,126)        (25,706,046)
                              --------------      --------------
     Total dividends to
       shareholders ..........   (53,645,660)       (100,027,983)
                              --------------      --------------
Net capital share
   transactions ..............   259,777,009         374,464,737
                              --------------      --------------
Total increase in net
   assets ....................   259,764,100         374,451,750
Net Assets:
   Beginning of period ....... 2,195,823,438       1,821,371,688
                              --------------      --------------
   End of period .............$2,455,587,538      $2,195,823,438
                              ==============      ==============


                 See Accompanying Notes to Financial Statements.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                            FINANCIAL HIGHLIGHTS (b)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                  Money Market Portfolio
                                                      ------------------------------------------------------------------------------
                                                        FOR THE
                                                       SIX MONTHS     FOR THE      FOR THE      FOR THE      FOR THE      FOR THE
                                                          ENDED      YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                      FEBRUARY 28,   AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,
                                                          1997          1996         1995         1994         1993         1992
                                                      ------------   ----------   ----------   ----------   ----------   ----------
                                                       (UNAUDITED)

Net asset value, beginning of period ..............     $  1.00       $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                        -------       -------      -------      -------      -------      -------
Income from investment operations:
  Net investment income ...........................      0.0250        0.0518       0.0543       0.0334       0.0304       0.0435
  Net gains on securities
   (both realized and unrealized) .................          --            --           --           --           --       0.0007
                                                        -------       -------      -------      -------      -------      -------
     Total from investment operations .............      0.0250        0.0518       0.0543       0.0334       0.0304       0.0442
                                                        -------       -------      -------      -------      -------      -------
Less distributions
  Dividends (from net investment income) ..........     (0.0250)      (0.0518)     (0.0543)     (0.0334)     (0.0304)     (0.0435)
  Distributions (from capital gains) ..............          --            --           --           --           --      (0.0007)
                                                        -------       -------      -------      -------      -------      -------
     Total distributions ..........................     (0.0250)      (0.0518)     (0.0543)     (0.0334)     (0.0304)     (0.0442)
                                                        -------       -------      -------      -------      -------      -------
Net asset value, end of period ....................     $  1.00       $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                        =======       =======      =======      =======      =======      =======
Total Return ......................................     5.15%(c)        5.30%        5.57%        3.39%        3.08%        4.51%
Ratios /Supplemental Data
  Net assets, end of period .......................    $542,034      $524,359     $441,614     $373,745     $190,794     $228,079
  Ratios of expenses to average net assets ........   .49%(a)(c)       .48%(a)      .39%(a)      .39%(a)      .34%(a)      .35%(a)
  Ratios of net investment income to
    average net assets ............................     5.03%(c)        5.18%        5.43%        3.34%        3.04%        4.35%

(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .66% for six months ended February 28, 1997, and .65%, .59%, .60%, .60% and .61% for the years ended
     August 31, 1996, 1995, 1994, 1993 and 1992 respectively.

(b) Financial highlights relate solely to the Sansom Street Class of shares within the portfolio.

(c)  Annualized.


                 See Accompanying Notes to Financial Statements.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                FEBRUARY 28, 1997
                                   (UNAUDITED)



NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was incorporated in Maryland on February 29, 1988.

     The Fund has authorized capital of thirty billion shares of common stock of which 13.48 billion shares are currently classified into seventy-seven classes. Each class represents an interest in one of nineteen investment portfolios of the Fund. The classes have been grouped into sixteen separate "families," nine of which have begun investment operations: the RBB Family, the BEA Family, the Sansom Street Family, the Bedford Family, the Cash Preservation Family, the Janney Montgomery Money Family, the n/i Family, the Boston Partners Family, and the Bradford Family. The Sansom Street Family represents interests in the Money Market Portfolio, which is covered in this report.

              A) SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

              B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Certain expenses, principally distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively.

              C) DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

              D) FEDERAL INCOME TAXES -- No provision is made for Federal taxes as it is the Fund's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

              E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

              F) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumption that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 1997
                                   (UNAUDITED)



NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to Investment Advisory Agreements, PNC Institutional Management Corporation ("PIMC"), a wholly owned subsidiary of PNC Asset Management Group, Inc., which is in turn a wholly-owned subsidiary of PNC Bank, National Association ("PNC Bank"), serves as investment advisor for the portfolio described herein. PNC Bank serves as the sub-advisor for the Money Market Portfolio.

     For its advisory services, PIMC is entitled to receive the following fees, computed daily and payable monthly based on the portfolio's average daily net assets:
               .45% of first $250 million of net assets;
               .40% of next $250  million of net assets;
               .35%  of net  assets  in  excess  of $500 million.

     PIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for this portfolio. For each class of shares within a respective portfolio, the net advisory fee charged to each class is the same on a relative basis. For the six months ended February 28, 1997, advisory fees and waivers for the investment portfolio were as follows:

               GROSS                                       NET
             ADVISORY                                    ADVISORY
               FEE                  WAIVER                 FEE
          --------------        --------------        --------------
            $4,223,251           $(1,828,828)           $2,394,423

     PNC Bank, as sub-advisor, receives a fee directly from PIMC, not the portfolio. In addition, PNC Bank serves as custodian for the Fund's portfolios. PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., serves as each class's transfer and dividend disbursing agent.

     PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the six months ended February 28, 1997, transfer agency fees and waivers for each class of shares within the investment portfolio were as follows:

                                    GROSS                             NET
                               TRANSFER AGENCY                  TRANSFER AGENCY
                                     FEE            WAIVER            FEE
                               ---------------    ---------     --------------
 Bedford Class                   $  910,000       $     --         $  910,000
 Cash Preservation Class              5,504         (2,975)             2,529
 Janney Montgomery
   Scott Class                      601,086             --            601,086
 RBB Class                            3,750         (3,651)                99
 Sansom Street Class                185,431             --            185,431
                                 ----------        -------         ----------
        Total                    $1,705,771        $(6,626)        $1,699,145
                                 ==========        =======         ==========

     The Fund, on behalf of each class of shares within this investment portfolio, has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and has entered into Distribution Contracts with Counsellors Securities Inc. ("Counsellors"), which provide for each class to make monthly payments, based on average net assets, to Counsellors of up to .65% on an annualized basis for the Bedford, Cash Preservation, Janney Montgomery Scott and RBB Classes and up to .20% on an annualized basis for the Sansom Street Class.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 1997
                                   (UNAUDITED)



NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     For the six months ended February 28,1997, distribution fees for each class were as follows:
                                                        DISTRIBUTION
                                                             FEE
                                                        ------------
          Bedford Class                                  $3,125,194
          Cash Preservation Class                               393
          Janney Montgomery Scott Class                   1,825,638
          RBB Class                                             114
          Sansom Street Class                               170,854
                                                         ----------
                 Total                                   $5,122,193
                                                         ==========

     The Fund has entered into service agreements with banks affiliated with PNC Bank who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of .10% of the daily net asset value of such shares. For the six months ended February 28, 1997 service organization fees were $243,692 for the Money Market Portfolio.

NOTE 3. CAPITAL SHARES

     Transactions in capital shares (at $1.00 per capital share) for each year were as follows:


                                      MONEY MARKET PORTFOLIO
                               ----------------------------------
                                    FOR THE
                                  SIX MONTHS          FOR THE
                                     ENDED           YEAR ENDED
                               FEBRUARY 28, 1997   AUGUST 31,1996
                               -----------------   ---------------
                                  (UNAUDITED)
                                     VALUE              VALUE
                               -----------------   ---------------
Shares sold:
   Bedford Class                $ 2,056,550,608    $ 3,797,592,288
   Bradford Class                            --                 --
   Cash Preservation Class              127,911            122,344
   Janney Montgomery
     Scott Class                  1,459,413,851      2,359,936,867
   RBB Class                              4,744            584,206
   Sansom Street Class              911,854,917      2,191,596,362
Shares issued in
   reinvestment of dividends:
   Bedford Class                     26,659,535         49,290,088
   Bradford Class                            --                 --
   Cash Preservation Class                4,494             10,084
   Janney Montgomery
     Scott Class                     13,870,907         24,077,173
   RBB Class                              1,361              2,625
   Sansom Street Class                9,516,045         18,389,361
Shares repurchased:
   Bedford Class                 (1,942,165,988)    (3,673,362,904)
   Bradford Class                            --                 --
   Cash Preservation Class              (58,181)          (165,733)
   Janney Montgomery
     Scott Class                 (1,372,242,482)    (2,265,789,890)
   RBB Class                            (67,517)          (580,821)
   Sansom Street Class             (903,693,196)    (2,127,237,313)
                                ---------------    ---------------
Net increase                    $   259,777,009    $   374,464,737
                                ===============    ===============
Sansom Street Shares
   authorized                     1,000,000,000      1,000,000,000
                                ===============    ===============

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 1997
                                   (UNAUDITED)



NOTE 4. NET ASSETS

     At February 28, 1997, net assets consisted of the following: (Unaudited)

          Capital paid-in
             Bedford Class                          $1,250,395,889
             Cash Preservation Class                       276,583
             Janney Montgomery Scott Class             662,915,523
             Sansom Street Class                       542,045,165
             Other Classes                                     800

          Accumulated net realized loss
             on investments
             Bedford Class                                 (23,975)
             Cash Preservation Class                            (4)
             Janney Montgomery Scott Class                 (11,305)
             Sansom Street Class                           (11,138)
                                                    ---------------
                                                     $2,455,587,538
                                                    ===============

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 1997
                                   (UNAUDITED)



NOTE 5. OTHER FINANCIAL HIGHLIGHTS

     The Fund currently offers four other classes of shares representing interest in the Money Market Portfolio: Bedford, Cash Preservation, Janney Montgomery Scott and RBB. Each class is marketed to different types of investors. Financial Highlights of the RBB and Cash Preservation classes are not presented in this report due to their immateriality. Such information is available in the annual reports of each respective family. The financial highlights of certain of the other classes are as follows:

THE BEDFORD FAMILY


                                                                  MONEY MARKET PORTFOLIO
                                       ------------------------------------------------------------------------------
                                          FOR THE     FOR THE      FOR THE      FOR THE      FOR THE       FOR THE
                                        SIX MONTHS     YEAR         YEAR         YEAR         YEAR          YEAR
                                          ENDED        ENDED        ENDED        ENDED        ENDED         ENDED
                                       FEBRUARY 28,  AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,    AUGUST 31,
                                           1997         1996         1995         1994         1993          1992
                                       ------------  ----------   ----------   -----------  -----------   -----------
                                       (UNAUDITED)
Net asset value,
  beginning of period ...............   $     1.00   $     1.00    $   1.00     $   1.00     $   1.00      $   1.00
                                        ----------   ----------    --------     --------     --------      --------
Income from investment operations:
  Net investment income .............       0.0226       0.0469      0.0486       0.0278       0.0243        0.0375
  Net gains on securities (both
   realized and unrealized) .........           --           --          --           --           --        0.0007
                                        ----------   ----------    --------     --------     --------      --------
     Total from investment
      operations ....................       0.0226       0.0469      0.0486       0.0278       0.0243        0.0382
                                        ----------   ----------    --------     --------     --------      --------
Less distributions:
  Dividends (from net investment
   income) ..........................      (0.0226)     (0.0469)    (0.0486)     (0.0278)     (0.0243)      (0.0375)
  Distributions (from capital gains)            --           --          --           --           --       (0.0007)
                                        ----------   ----------    --------     --------     --------      --------
     Total distributions ............      (0.0226)     (0.0469)    (0.0486)     (0.0278)     (0.0243)      (0.0382)
                                        ----------   ----------    --------     --------     --------      --------
Net asset value, end of period ......   $     1.00   $     1.00    $   1.00     $   1.00     $   1.00      $   1.00
                                        ==========   ==========    ========     ========     ========      ========
Total Return ........................      4.64%(b)       4.79%       4.97%        2.81%        2.46%         3.89%
Ratios /Supplemental Data
  Net assets, end of period (000) ...   $1,250,379   $1,109,334    $935,821     $710,737     $782,153      $736,842
  Ratios of expenses to average
   net assets .......................    .97%(a)(b)      .97%(a)     .96%(a)      .95%(a)      .95%(a)       .95%(a)
  Ratios of net investment income
   to average net assets ............      4.55%(b)       4.69%       4.86%        2.78%        2.43%         3.75%


(a) Without the waiver of advisory and fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.13%, annualized for the six months ended February 28, 1997, 1.14%, 1.17%, 1.16%, 1.19%, and 1.20%
     for  the  years  ended  August  31,  1996,   1995,  1994,  1993  and  1992,
     respectively.

(b)  Annualized.


                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                FEBRUARY 28, 1997
                                   (UNAUDITED)



NOTE 5. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE JANNEY MONTGOMERY SCOTT MONEY FUNDS


                                               MONEY MARKET PORTFOLIO
                                  --------------------------------------------
                                                                FOR THE PERIOD
                                    FOR THE        FOR THE      JUNE 12, 1995
                                   SIX MONTHS       YEAR        (COMMENCEMENT
                                     ENDED          ENDED       OF OPERATIONS)
                                  FEBRUARY 28,    AUGUST 31,    TO AUGUST 31,
                                     1997           1996            1995
                                  ------------   ----------    ---------------
                                   (UNAUDITED)

Net asset value,
  beginning of period .........     $  1.00       $  1.00         $  1.00
                                    -------       -------         -------
Income from investment
  operations:
Net investment income .........      0.0224        0.0465          0.0112
                                    -------       -------         -------
    Total from investment
      operations ..............      0.0224        0.0465          0.0112
                                    -------       -------         -------
Less distributions
  Dividends (from net
    investment income) ........     (0.0224)      (0.0465)        (0.0112)
                                    -------       -------         -------
    Total distributions .......     (0.0224)      (0.0465)        (0.0112)
                                    -------       -------         -------
Net asset value,
  end of period ...............     $  1.00       $  1.00         $  1.00
                                    =======       =======         =======
Total Return ..................     4.62%(b)        4.76%         5.30%(b)
Ratios /Supplemental Data
  Net assets, end of
    period (000) ..............    $662,899      $561,865        $443,645
  Ratios of expenses
    to average
    net assets ................  1.00%(a)(b)      1.00%(a)     1.00%(a)(b)
  Ratios of net investment
    income to average
    net assets ................     4.52%(b)        4.65%         5.04%(b)


(a) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.24% annualized for the six months ended February 28, 1997 and 1.23%, 1.23% for the years ended August 31, 1996 and 1995 respectively.

(b)  Annualized.

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